Deferred Share Units (Details Narrative) - Deferred Share Units - shares	Feb. 29, 2020	Feb. 28, 2019
Share-based compensation arrangement by share-based payment award, number of shares authorized	0	10,279
Share-based compensation arrangement by share-based payment award, number of shares available for grant	11,000	721